21. Related Parties (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Share-based expense	€ 1,943	€ 3,545	€ 2,220
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services	375	350	296
Share-based expense	144	381	€ 478
Ulrich Grau
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services		86
Jens-Peter Marschner
Disclosure of transactions between related parties [line items]
Compensation received by directors for their services	€ 11	€ 29